Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
July 31, 2023

Dates Covered
Collections Period	07/01/23 - 07/31/23
Interest Accrual Period	07/17/23 - 08/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/23	546,192,328.72	28,802
Yield Supplement Overcollateralization Amount 06/30/23	10,401,219.12	0
Receivables Balance 06/30/23	556,593,547.84	28,802
Principal Payments	19,305,341.36	325
Defaulted Receivables	408,755.17	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/23	9,760,171.59	0
Pool Balance at 07/31/23	527,119,279.72	28,459

Pool Statistics	$ Amount	# of Accounts
Pool Factor	45.34%
Prepayment ABS Speed	1.00%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	8,467,482.50	353
Past Due 61-90 days	1,983,870.23	82
Past Due 91-120 days	355,693.15	16
Past Due 121+ days	0.00	0
Total	10,807,045.88	451

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.01%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	303,967.31
Aggregate Net Losses/(Gains) - July 2023	104,787.86
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.23%
Prior Net Losses/(Gains) Ratio	0.24%
Second Prior Net Losses/(Gains) Ratio	0.35%
Third Prior Net Losses/(Gains) Ratio	0.12%
Four Month Average	0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Overcollateralization Target Amount	6,061,871.72
Actual Overcollateralization	6,061,871.72
Weighted Average Contract Rate	3.88%
Weighted Average Contract Rate, Yield Adjusted	5.16%
Weighted Average Remaining Term	41.72

Flow of Funds	$ Amount
Collections	21,387,660.16
Investment Earnings on Cash Accounts	15,759.76
Servicing Fee	(463,827.96)
Transfer to Collection Account	-
Available Funds	20,939,591.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	358,861.67
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	12,791,837.22
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,061,871.72
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,658,529.68

Total Distributions of Available Funds	20,939,591.96

Servicing Fee	463,827.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 07/17/23	539,911,116.94
Principal Paid	18,853,708.94
Note Balance @ 08/15/23	521,057,408.00

Class A-1
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-2
Note Balance @ 07/17/23	0.00
Principal Paid	0.00
Note Balance @ 08/15/23	0.00
Note Factor @ 08/15/23	0.0000000%

Class A-3
Note Balance @ 07/17/23	366,511,116.94
Principal Paid	18,853,708.94
Note Balance @ 08/15/23	347,657,408.00
Note Factor @ 08/15/23	89.7411998%

Class A-4
Note Balance @ 07/17/23	121,600,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	121,600,000.00
Note Factor @ 08/15/23	100.0000000%

Class B
Note Balance @ 07/17/23	34,530,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	34,530,000.00
Note Factor @ 08/15/23	100.0000000%

Class C
Note Balance @ 07/17/23	17,270,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	17,270,000.00
Note Factor @ 08/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	427,353.34
Total Principal Paid	18,853,708.94
Total Paid	19,281,062.28

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	247,395.00
Principal Paid	18,853,708.94
Total Paid to A-3 Holders	19,101,103.94

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3721942
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.4202307
Total Distribution Amount	16.7924249

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6386035
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.6672920
Total A-3 Distribution Amount	49.3058955

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	678.48
Noteholders' Principal Distributable Amount	321.52

Account Balances	$ Amount
Reserve Account
Balance as of 07/17/23	2,877,704.48
Investment Earnings	12,376.56
Investment Earnings Paid	(12,376.56)
Deposit/(Withdrawal)	-
Balance as of 08/15/23	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,798,011.15	$3,751,339.83	$3,817,089.44
Number of Extensions	155	155	151
Ratio of extensions to Beginning of Period Receivables Balance	0.68%	0.65%	0.63%